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                                                                       AXP(SM)
                                                                       Federal
                                                                   Income Fund
                                                            1999 ANNUAL REPORT
                                                         (PROSPECTUS ENCLOSED)

(icon of) clock


AXP Federal Income Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


Distributed by American Express Financial Advisors Inc.


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A Comfortable Compromise

Balancing risk and reward is something all investors must consider. In the fixed-income area, intermediate-term securities issued by the federal government and its agencies offer a good middle ground. These securities, which form the core of Federal Income Fund, normally provide greater investment stability than long-term bonds, while still offering a yield higher than that of insured investments such as bank CDs. For a conservative investor, that can be a rewarding combination.

AXP FEDERAL INCOME FUND      (This annual report is not part of the prospectus.)
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Table of Contents


1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                          4
From the Portfolio Manager                 4
Fund Facts                                 6
Making the Most of the Fund                7
The Fund's Long-term Performance           8
Independent Auditors' Report (Fund)       10
Financial Statements (Fund)               11
Notes to Financial Statements (Fund)      14
Independent Auditors' Report (Portfolio)  19
Financial Statements (Portfolio)          20
Notes to Financial Statements (Portfolio) 23
Investments in Securities                 29
Federal Income Tax Information            39


1999 prospectus
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                  3p
Goal                                      3p
Investment Strategy                       3p
Risks                                     5p
Past Performance                          6p
Fees and Expenses                         8p
Management                                9p
Buying and Selling Shares                 9p
Valuing Fund Shares                       9p
Investment Options                       10p
Purchasing Shares                        11p
Sales Charges                            14p
Exchanging/Selling Shares                18p
Distributions and Taxes                  23p
Personalized Shareholder
   Information                           25p
Master/Feeder Structure                  26p
About the Company                        27p
Quick Telephone Reference                29p
Financial Highlights                     30p

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999
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(picture of) Arne H.Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.

o Change in the Fund name from "IDS" to "AXP."

o A new shareholder service and distribution plan.

o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) James W. Snyder
James W. Snyder
Portfolio manager

From the Portfolio Manager
AXP Federal Income Fund had a productive fiscal year, although rising interest rates tempered performance during the second half of the period. For the 12 months as a whole -- June 1998 through May 1999 -- the Fund's Class A shares generated a total return (net asset value change and interest income) of 4.07%.

AXP FEDERAL INCOME FUND      (This annual report is not part of the prospectus.)
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Continuing the trend of recent years, the inflation rate -- the key influence on interest rates and, thus, the bond market -- remained remarkably low over the period. Reinforcing the low-inflation environment was another outbreak of the so-called "Asian flu," the financial illness that first struck Southeast Asia in 1997. This time, the victims were Russia and Latin America in the late summer and fall of 1998.

The upshot of the financial turmoil was a "flight to quality" on the part of many concerned investors, who took refuge in U.S. Treasury securities. Their heavy buying helped drive down interest rates, which in turn drove up prices for Treasuries. Investors largely ignored other bond sectors, including mortgage-backed bonds issued by federal government agencies, but the interest-rate decline still had a positive effect on their prices.

MOOD SWINGS
By late winter, though, market psychology had changed from worry about a potential global recession to concern that worldwide growth, led by the juggernaut U.S. economy, might actually become strong enough to fan the fire of inflation. So, the selling pressure on bonds increased, pushing up interest rates and pushing down prices for much of the final four months.

As for the portfolio, the asset mix was roughly 50/50 -- Treasuries and mortgage-backed bonds -- when the fiscal year began. As the period progressed, I shifted more money into mortgage bonds, concentrating on low-coupon issues, which are generally less vulnerable to mortgage refinancing than higher-yielding issues and, consequently, a decline in value. By the middle of the period, mortgage bonds made up close to 80% of the portfolio, with Treasuries accounting for most of the rest.

Because I thought interest rates were likely to come down, I maintained a slightly long duration in the portfolio early in the period. (Duration, a function of the average maturity of the bonds held in the portfolio, determines the approximate sensitivity of the Fund's value to interest-rate changes. In general, the longer the duration, the greater the sensitivity.) Therefore, when rates declined late in 1998, the Fund's performance was enhanced somewhat. Late in the period, I reduced the duration. As is usually the case, I also maintained investments in two forms of derivatives -- options and interest-rate futures contracts, which ultimately enhanced the Fund's performance for the period as a whole.


James W. Snyder

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999
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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                                        $4.94
May 31, 1998                                                        $5.08
Decrease                                                            $0.14

Distributions -- June 1, 1998 - May 31, 1999
From income                                                         $0.33
From capital gains                                                  $0.01
Total distributions                                                 $0.34
Total return*                                                      +4.07%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                                        $4.94
May 31, 1998                                                        $5.08
Decrease                                                            $0.14

Distributions -- June 1, 1998 - May 31, 1999
From income                                                         $0.29
From capital gains                                                  $0.01
Total distributions                                                 $0.30
Total return*                                                      +3.31%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
May 31, 1999                                                        $4.94
May 31, 1998                                                        $5.08
Decrease                                                            $0.14

Distributions -- June 1, 1998 - May 31, 1999
From income                                                         $0.34
From capital gains                                                  $0.01
Total distributions                                                 $0.35
Total return*                                                      +4.15%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP FEDERAL INCOME FUND      (This annual report is not part of the prospectus.)
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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                    How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

The Fund's Long-term Performance
          How your $10,000 has grown in AXP Federal Income Fund

$30,000


                                                           X
$20,000                                                    $19,059
                                                        Federal Income
                                   X                    Fund Class A
                             Lehman Brothers
                        Aggregate Bond Index

                               X
                        Merrill Lynch 1-5 Year
                             Government Index

9,500




89    90    91    92    93    94    95    96    97    98    99

Average annual total return (as of May 31, 1999)
                1 year       5 years      10 years (A)    Since inception (B&Y)
Class A         -1.13%        +5.78%         +6.66%                --%
Class B         -0.58%           --%            --%             +5.83%*
Class Y         +4.15%           --%            --%             +7.23%*

*Inception date was March 20, 1995.

Assumes: Holding period from 6/1/89 to 5/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $9,620. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Aggregate Bond Index and the Merrill Lynch 1-5 Year Government Index. In comparing AXP Federal Income Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP FEDERAL INCOME FUND      (This annual report is not part of the prospectus.)

Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Merrill Lynch 1-5 Year Government Index is an unmanaged index made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

The  financial   statements   contained  in  Post-Effective   Amendment  #28  to
Registration Statement No. 2-96512 filed on or about July 27, 1999, are incorporated herein by reference.

Federal Income Tax Information
The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

AXP Federal Income Fund, Inc.
Fiscal year ended May 31, 1999

Class A

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

June 26, 1998                                 $0.02354
July 29, 1998                                  0.02590
Aug. 27, 1998                                  0.02230
Sept. 24, 1998                                 0.02099
Oct. 27, 1998                                  0.02506
Nov. 25, 1998                                  0.02297
Dec. 22, 1998                                  0.07779
Jan. 25, 1999                                  0.02660
Feb. 25, 1999                                  0.02161
March 24, 1999                                 0.01965
April 26, 1999                                 0.02279
May 27, 1999                                   0.02165
Total                                         $0.33085

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.01039
Total distributions                           $0.34124

The distribution of $0.08818 per share, payable Dec. 22, 1998, consisted of $0.02170 derived from net investment income, $0.05609 from net short-term capital gains (a total of $0.07779 taxable as dividend income) and $0.01039 from net long-term capital gains.

Class B

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

June 26, 1998                                 $0.02050
July 29, 1998                                  0.02242
Aug. 27, 1998                                  0.01925
Sept. 24, 1998                                 0.01791
Oct. 27, 1998                                  0.02154
Nov. 25, 1998                                  0.01991
Dec. 22, 1998                                  0.07494
Jan. 25, 1999                                  0.02305
Feb. 25, 1999                                  0.01837
March 24, 1999                                 0.01687
April 26, 1999                                 0.01937
May 27, 1999                                   0.01845
Total                                         $0.29258

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.01039
Total distributions                           $0.30297

The distribution of $0.08533 per share, payable Dec. 22, 1998, consisted of $0.01885 derived from net investment income, $0.05609 from net short-term capital gains (a total of $0.07494 taxable as dividend income) and $0.01039 from net long-term capital gains.

Class Y

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

June 26, 1998                                 $0.02384
July 29, 1998                                  0.02624
Aug. 27, 1998                                  0.02260
Sept. 24, 1998                                 0.02129
Oct. 27, 1998                                  0.02541
Nov. 25, 1998                                  0.02327
Dec. 22, 1998                                  0.07807
Jan. 25, 1999                                  0.02695
Feb. 25, 1999                                  0.02192
March 24, 1999                                 0.02007
April 26, 1999                                 0.02318
May 27, 1999                                   0.02200
Total                                         $0.33484

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.01039
Total distributions                           $0.34523

The distribution of $0.08846 per share, payable Dec. 22, 1998, consisted of $0.02198 derived from net investment income, $0.05609 from net short-term capital gains (a total of $0.07807 taxable as dividend income) and $0.01039 from net long-term capital gains.

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                                                                     BULKRATE
                                                                  U.S. POSTAGE
                                                                       PAID
                                                                  PERMIT NO. 85
                                                                   SPENCER, IA




                                                                S-6042 P (7/99)
 AXP Federal Income Fund
 IDS Tower 10
 Minneapolis, MN 55440-0010


                    AMERICAN EXPRESS Financial Advisors

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.